Schedule of Future Minimum Lease Payments - Future Minimum Lease Payments (Details Narrative) - USD ($)		12 Months Ended
	Oct. 14, 2015	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Lease term		3 years
Lease expiration date		Aug. 31, 2016
Rent expense	$ 83,000	$ 2,997
Culminating in a monthly payment		3,191
Renewable security deposit		50,000		$ 52,100
Operating lease rent		$ 278,589	$ 118,123
Belmont NLV LLC [Member]
Lease term		5 years
Lease expiration date		Apr. 17, 2016
Rent expense		$ 26,786
Culminating in a monthly payment		$ 30,148
Renewable lease term		5 years
Renewable lease expiration date		Apr. 16, 2021
Renewable security deposit		$ 50,000
Option to purchase the building		$ 3,800,000